Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of classification of financial instruments

	Note	12/31/2025	12/31/2024

Assets
Amortized cost
Cash and cash equivalents	4	7,115	5,971
Trade accounts receivable	6	3,383	3,516
Other assets		630	474
(=) Subtotal		11,128	9,961

Fair value through profit or loss
Derivatives	18.7	10	34
Cash equivalents	4	3,386	9,015
Financial investments	5	1,365	1,832
Energy future agreements	18.7	781	89
(=) Subtotal		5,542	10,970

Fair value through other comprehensive income
Trade accounts receivable	6	72	46

Fair value of hedge accounting instruments
Derivatives	18.7	75	49

(=) Total assets		16,817	21,026

Liabilities
Amortized cost
Trade payables	14	13,198	16,963
Borrowings and debentures	15	52,233	53,767
Braskem Idesa borrowings	16	14,639	15,526
Loan from non-controlling shareholders of Braskem Idesa	8	1,037	1,050
Leniency agreement	21	673	636
Other liabilities		2,698	1,673
(=) Subtotal		84,478	89,615

Fair value through profit or loss
Derivatives	18.7	21	49
Energy future agreements	18.7	764	108
(=) Subtotal		785	157

Fair value of hedge accounting instruments
Derivatives	18.7	44	156

(=) Total liabilities		85,307	89,928

Schedule of fair value of the financial instruments

	Level 1	Level 2	Total	Carrying amount

Assets
Cash equivalents		3,386	3,386	3,386
Financial investments		1,365	1,365	1,365
Trade accounts receivable		72	72	72
Derivatives		85	85	85
Energy future agreements		781	781	781

(=) Total assets		5,689	5,689	5,689

Liabilities
Derivatives		64	64	64
Energy future agreements		764	764	764

Financing
Foreign currency - Bonds	15,266		15,266	39,036
Foreign currency - Others		6,501	6,501	8,986
Local currency		773	773	1,088
Debentures and CRA		1,565	1,565	3,123

Braskem Idesa financing
Bond	6,734		6,734	11,958
Others		2,029	2,029	2,681

(=) Total liabilities	21,999	11,696	33,695	67,700

Schedule of capital management

Capital structure	2025	2024
Equity attributable to the Company's shareholders	(16,502)	(4,278)
Equity attributable to Braskem Idesa	(2,811)	497
Equity attributable to the Company's shareholders - Ex Braskem Idesa	(13,691)	(4,775)

Third-party capital	98,381	105,853
Third-party capital - Braskem Idesa	24,671	22,738
Total third-party capital - Ex Braskem Idesa	73,710	83,115

Total Ex Braskem Idesa	60,019	78,340

Schedule of liquidity risk management

	Until	Between one	Between two	More than
	one year	and two years	and five years	five years	Total

Trade payables	13,350	21			13,371
Borrowings and debentures	13,677	2,876	26,295	32,989	75,837
Braskem Idesa borrowings	972	187	11,495	10,416	23,070
Derivatives	357	162	370	77	965
Loan from non-controlling shareholder of Braskem Idesa				1,795	1,795
Leniency agreement	72	296	647		1,015
Lease	1,103	897	1,593	2,001	5,594
At December 31, 2025	29,531	4,439	40,400	47,278	121,647

Interest discounted to present value	(6,159)	(1,725)	(13,166)	(14,582)	(35,632)

Carrying amount	23,372	2,714	27,234	32,695	86,014

Schedule of debt management

	Until	Between one	Between two	More than
	one year	and two years	and five years	five years	Total

Trade payables	13,350	21			13,371
Borrowings and debentures	13,677	2,876	26,295	32,989	75,837
Braskem Idesa borrowings	20,024	208	2,890		23,122
Derivatives	357	162	370	77	965
Loan from non-controlling shareholder of Braskem Idesa				1,795	1,795
Leniency agreement	72	296	647		1,015
Lease	1,103	897	1,593	2,001	5,594
At December 31, 2025	48,583	4,460	31,795	36,862	121,699

Interest discounted to present value	(13,346)	(1,686)	(9,918)	(10,734)	(35,684)

Carrying amount	35,237	2,774	21,877	26,128	86,014

Schedule of carrying amount of financial assets with exposure to counterparty risk

	2025	2024
Cash and cash equivalents	10,501	14,986
Financial investments	1,365	1,832
Derivatives - assets	85	83
Derivatives - liabilities	64	205
(=) Total	12,015	17,106

Schedule of exposure classified by credit risk rating

			2025			2024
	Domestic market	Foreign market	Total	Domestic market	Foreign market	Total
Financial assets with risk classification
AAA	1,810	4,111	5,921	4,656	7,482	12,138
AA+	632		632	153		153
AA	65	32	97	190		190
AA-	27		27	125		125
A+	6	3,604	3,610		2,849	2,849
A	385	147	531	232	678	910
A-		891	891	7	233	240
BBB					1	1
	2,925	8,785	11,710	5,363	11,243	16,606

Financial assets without risk classification
Other financial assets with no risk assessment	(i)	156		156	212		212

		156		156	212		212

Total		3,081	8,785	11,866	5,575	11,243	16,818

(i) Investments approved by the Management, in accordance with the Financial Policy.

Schedule of percentage of trade accounts receivable by risk ratings

		(%)
	2025	2024
Minimal risk	71.00	70.27
Low risk	21.60	16.60
Medium risk	6.40	8.49
High risk	0.80	4.51
Very high risk (i)	0.20	0.14
(i)	Clients in this group that are still active purchase from Company and pay in advance.

Schedule of derivative financial instruments, which are used in managing market risk protection

Instrument	Market risk	Exposure	Protection	Notional	Balance at 2024	Change in fair value	Financial settlement	Balance at 2025

Non-hedge accounting transactions

Future contract	Commodities price	Gasoline	Naphtha	(14)	(9)	(17)	27	1
Swap - Terminal Química	Interest rate	SOFR variable	SOFR fixed	(44)	4	3	2	9
Energy future agreements	Energy price	Energy		(136)	19	(36)		(17)
					14	(50)	29	(7)

Hedge accounting transactions

Swap - Terminal Química	Interest rate	SOFR variable	SOFR fixed	(10)	20	24		44
Put and call options	Foreign exchange	R$	US$	2,526	132	(150)	(1)	(19)
Swap CRA	US$ and fixed rate	R$	US$ and fixed rate	742	(49)	(26)	19	(56)
Swap CDI dollar	US$ and fixed rate	R$	US$ and fixed rate		24	(10)	(14)
					127	(162)	4	(31)

Asset
Current asset					73			365
Non-current asset					99			501
Total					172			866

Liabilities
Current liabilities					212			331
Non-current liabilities					101			497
Total					313			828
Balance - liabilities - assets					141			(38)

Schedule of exposure to index and interest rate risk

					2025					2024
	CDI	IPCA	SOFR	Fixed	Total	CDI	IPCA	SOFR	Fixed	Total
Cash, equivalents and financial investments	2,631			9,207	11,838	5,259			11,559	16,818
Derivatives		207	53		260	24	49	24		97
Leniency agreement	673				673	636				636
Borrowings and debentures	3,091	1,118	8,986	39,038	52,233	3,064	1,129	5,261	44,313	53,767
Braskem Idesa borrowings			2,681	11,958	14,639			2,583	12,943	15,526

Schedule of financial assets and liabilities

					2025					2024
	US$	EUR	MXN	Other currencies	Total	US$	EUR	MXN	Other currencies	Total
Assets
Cash, cash equivalents and financial investments	8,895	213	60	39	9,207	10,757	272	412	117	11,558
Trade accounts receivables	1,630	16	279	65	1,990	1,626	13		87	1,726
	10,525	229	339	104	11,197	12,383	285	412	204	13,284
Liabilities
Trade payables	10,502	37	870		11,409	12,646	248	224	10	13,128
Borrowings and debentures	48,022				48,022	49,497	70			49,567
Braskem Idesa borrowings	14,639				14,639	15,527				15,527
Loan from non-controlling shareholders of Braskem Idesa	1,037				1,037	1,050				1,050
	74,200	37	870		75,107	78,720	318	224	10	79,272

Net exposure	(63,675)	192	(531)	104	(63,910)	(66,336)	(33)	188	194	(65,988)

Schedule of gains and losses in these probable

				Gain (losses)
	Exposure value as of Dec.2025	Probable	Reasonably possible	Possible
		(USD x BRL 5.44)	(USD x BRL 6.16)	(USD x BRL 7.46)
Instrument / Sensitivity

Brazilian real-US$ dollar exchange rate
Cash, cash equivalents and financial investments	8,895	(101)	1,055	3,165
Borrowings	(62,661)	545	(5,696)	(17,089)
Trade payables	(10,502)	119	(1,246)	(3,737)
Derivatives	(522)	102	(89)	(295)
Loan from non-controlling shareholders	(1,037)	12	(123)	(369)
of Braskem Idesa
Trade accounts receivables	1,630	(18)	193	580

		(EUR x BRL 7.11)	(EUR x BRL 7.21)	(EUR x BRL 8.69)

Brazilian real-euro exchange rate
Cash, cash equivalents and financial investments	213	21	24	73
Trade accounts receivables	16	2	2	5
Trade payables	(37)	(4)	(4)	(13)

		(MXN x BRL 0.37)	(MXN x BRL 0.30)	(MXN x BRL 0.36)

Brazilian real-mexican peso exchange rate
Cash, cash equivalents and financial investments	60	12	7	20
Trade accounts receivables	279	56	31	93
Trade payables	(870)	(176)	(97)	(292)

		12.25%	18.52%	25.57%

CDI interest rate
Cash, cash equivalents and financial investments	2,631	(62)	80	239
Borrowings indexed to CDI	(3,091)	218	(296)	(942)
Leniency agreement	(673)	25	(33)	(99)

		4.32%	6.03%	9.58%

IPCA interest rate
Borrowings indexed to IPCA	(1,117)	(1)	(30)	(91)
Derivatives	747	101	45	143

		3.4%	8.22%	17.36%

SOFR interest rate
Borrowings indexed to SOFR	(11,668)	47	(859)	(2,577)

Schedule of fair value adjustment

Identification	Total nominal value R$	Hedge (Interest rate per year)	Maturity	2025	2024
Swaps CRA	600,218	3.54%	Dec-2028	42	41
Swaps CRA	141,298	3.37%	Dec-2031	14	8
Total	741,516			56	49

Schedule of hedge accounting

					Hedge instruments – US$
Designation year	Hedge instrument	Notional	Maturity	Protection exchange rate in R$	Balance at 2024	Designated hedge instrument	Hedging instruments settled	Discontinued hedge	Balance at 2025
2017	Financial liabilities in US$	1,250	2028	3.17	1,250			(1,250)
2019	Financial liabilities in US$	2,200	2030 / 2031 / 2032	3.92	1,800			(1,800)
2020	Financial liabilities in US$	600	2032	4.02	400			(400)
2021	Financial liabilities in US$	400	2025	5.58	400		(400)
2022	Financial liabilities in US$	500	2029	5.18	500			(500)
2023	Financial liabilities in US$	400	2033	5.01	400			(400)
2024	Financial liabilities in US$	400	2033	5.78	400			(400)
2025	Financial liabilities in US$	3,650	Between 2029 and 2035	5.55		3,650		(3,650)
				Total	5,150	3,650	(400)	(8,400)

					Hedge instruments – R$
Designation year	Hedge instrument	Notional	Maturity	Protection exchange rate in R$	Balance at 2024	Designated hedge instrument	Hedging instruments settled	Exchange variation	Discontinued hedge	Balance at 2025
2017	Financial liabilities in US$	6,878	2028	3.17	7,740			(862)	(6,878)
2019	Financial liabilities in US$	12,105	2030 / 2031 / 2032	3.92	11,146			(1,242)	(9,904)
2020	Financial liabilities in US$	3,301	2032	4.02	2,477			(276)	(2,201)
2021	Financial liabilities in US$	2,201	2025	5.58	2,477		(2,233)	(244)
2022	Financial liabilities in US$	2,751	2029	5.18	3,096			(345)	(2,751)
2023	Financial liabilities in US$	2,201	2033	5.01	2,477			(276)	(2,201)
2024	Financial liabilities in US$	2,201	2033	5.78	2,477			(276)	(2,201)
2025	Financial liabilities in US$	20,084	Between 2029 and 2035	5.55		20,092		(8)	(20,084)
				Total	31,890	20,092	(2,233)	(3,529)	(46,220)

Schedule of hedge reserves

		Other comprehensive income in the year
Designation year	Balance at 2024	Exchange variation in the year	Hedge reserve settled	Balance at 2025
2017	(3,779)	863		(2,916)
2019	(4,758)	1,242	773	(2,743)
2020	(1,108)	276		(832)
2021	(244)		244
2022	(507)	345		(162)
2023	(474)	276		(198)
2024	(166)	276		110
2025		8		8
Total	(11,036)	3,286	1,017	(6,733)
Income taxes	3,752	(1,117)	(346)	2,289
Valuation allowance for impairment of deferred tax asset (i)		(2,635)	346	(2,289)
Hedge reserve	(7,284)	(466)	1,017	(6,733)

Hedge reserve for discontinued instruments	(7,284)			(6,733)

(i) Deferred tax asset balances on OCI were fully covered by a valuation allowance for losses, as detailed in note 20.2(c).

Schedule of future exports designated for hedge

					Hedge instrument – US$
Designation year	Hedge instrument	Notional	Maturity	Protection exchange rate in MXN	Balance at 2024	Designated hedge instrument	Hedge instruments settled	Discontinued hedge	Balance at 2025
2019	Financial liabilities in US$	900	2026 to 2029	19.61	900			(900)
2021	Financial liabilities in US$	1,288	2023 to 2031	20.36	1,305		(17)	(1,288)
2025	Financial liabilities in US$	95	2029	19.55		95		(95)
				Total	2,205	95	(17)	(2,283)

					Hedge instrument – R$
Designation year	Hedge instrument	Notional	Maturity	Protection exchange rate in MXN	Balance at 2024	Designated hedge instrument	Hedge instruments settled	Exchange variation	Discontinued hedge	Balance at 2025
2019	Financial liabilities in US$	5,573	2026 to 2029	19.61	5,573			(621)	(4,952)
2021	Financial liabilities in US$	8,360	2023 to 2031	20.36	8,081		(95)	(900)	(7,086)
2025	Financial liabilities in US$	1,857	2029	19.55		1,857		(1,334)	(523)
				Total	13,654	1,857	(95)	(2,856)	(12,561)

Schedule of hedge reserves and their changes

		Other comprehensive income in the year
Designation year	Balance in 2024	Exchange variation in the year	Hedge reserve settled	Balance at 2025
2019, 2021 and 2025	(492)	1,260	659	1,427
Income tax	147	(389)	(203)	(444)
Hedge reserve net of taxes	(344)	872	456	983